Cash and borrowings	12 Months Ended
Dec. 31, 2025
Cash and borrowings
Cash and borrowings

15 Cash and borrowings

15.1 Net debt

Net debt comprises borrowings and credit balances on currency swaps less cash and cash equivalents.

	2025	2024
	$ million	$ million
Bank overdrafts, borrowings and loans - current	83	2
Corporate bond	2,478	2,498
Private placement notes	550	625
Borrowings	3,111	3,125
Cash and cash equivalents[1]	(557)	(619)
Currency swaps	–	1
(Asset)/liability balance on derivatives – interest rate swaps	(11)	6
Net debt excluding lease liabilities	2,543	2,513
Non-current lease liabilities	149	135
Current lease liabilities	67	61
Net debt	2,759	2,709
1	In 2025, cash and cash equivalents include cash at bank of $457m (2024: $419m) and cash equivalents of $100m (2024: $200m).

Borrowings are repayable as follows:

	Within	Between	Between	Between	Between
	one year or	one and	two and	three and	four and	After
	on demand	two years	three years	four years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2025
Bank overdrafts and loans	8	–	–	–	–	–	8
Corporate bond	–	349	–	591	897	641	2,478
Private placement notes	75	140	60	100	95	155	625
Lease liabilities[1]	67	53	38	27	17	24	226
	150	542	98	718	1,009	820	3,337
At 31 December 2024
Bank overdrafts	2	–	–	–	–	–	2
Corporate bond	–	–	348	–	527	1,623	2,498
Private placement notes	–	75	140	60	100	250	625
Lease liabilities[1]	61	46	36	23	17	24	207
	63	121	524	83	644	1,897	3,332

1	The lease liabilities presented above of $226m (2024: $207m) are on an undiscounted basis. The lease liabilities on a discounted basis are $216m (2024: $196m).

Group financial statements continued

Notes to the Group accounts continued

15 Cash and borrowings continued

15.2 Liquidity risk exposures

The Group has established a set of policies to manage funding and currency risks. The Group only uses derivative financial instruments to manage the financial risks associated with underlying business activities and their financing. Liquidity risk is the risk that the Group is not able to meet its obligations. The Group’s policy is to ensure that there are sufficient facilities in place to meet funding requirements. The Group manages and monitors liquidity risk through preparation and review of short and medium-term cash forecasts, having regard to the maturities of investments and borrowing facilities. The Group has available committed facilities of $4.1bn (2024: $4.1bn).

In 2025, the Group repurchased $100 million of its $1.0 billion 2.032% USD corporate bond to manage the maturity profile of the Group’s borrowings. The repurchase consideration amounted to $90m and resulted in a gain of $10m in Other finance costs. During 2024, the Group issued two corporate bonds of $350m and $650m (before expenses and underwriting discounts) of notes bearing an interest rate of 5.15% and 5.40% repayable in 2027 and 2034. In 2024, the Group repaid $405m of private placement debt.

The interest payable on borrowings under committed facilities is either at fixed or floating rates. Euro floating rates are typically based on EURIBOR and US Dollar rates are typically based on the Term Secured Overnight Financing Rate (Term SOFR). The Company is subject to financial covenants under its private placement agreements. The principal covenant on the private placement debt is a leverage ratio of <3.5 which is measured on a rolling 12-month basis at half year and year end using net debt excluding lease liabilities as set out in note 15.1. The financial covenants are tested at the end of each half year for the 12 months ending on the last day of the testing period. As of 31 December 2025, the Company was in compliance with these covenants. The facilities are also subject to customary events of default, none of which are currently anticipated to occur. As the measure included in the financial covenants represents net debt excluding lease liabilities, the Group also presents the net debt position to provide a complete and comprehensive view of its financial position.

The Group’s $1.0 billion Revolving Credit Facility (“RCF”) maturity date was extended to 2030 during the year.

The Group’s committed facilities at 31 December 2025 and at 31 December 2024 are:

Facility 2025	Date due
$75 million 3.99% Senior Notes	January 2026
$350 million 5.15% US Corporate Bond	March 2027
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2030
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$900 million 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032
$650 million 5.40% USD Corporate Bond	March 2034

Facility 2024	Date due
$75 million 3.99% Senior Notes	January 2026
$350 million 5.15% US Corporate Bond	March 2027
$140 million 2.83% Senior Notes	June 2027
$60 million 2.90% Senior Notes	June 2028
$1.0 billion syndicated revolving credit facility	October 2029
$100 million 2.97% Senior Notes	June 2029
€500 million 4.565% EUR Corporate Bond	October 2029
$95 million 2.99% Senior Notes	June 2030
$1.0 billion 2.032% USD Corporate Bond	October 2030
$155 million 3.09% Senior Notes	June 2032
$650 million 5.40% USD Corporate Bond	March 2034

15 Cash and borrowings continued

15.3 Year end financial liabilities by contractual maturity

The table below analyses the Group’s year end financial liabilities by contractual maturity date, including contractual interest payments and excluding the impact of netting arrangements:

	Within one	Between	Between
	year or on	one and	two and	After
	demand	two years	five years	five years	Total
	$ million	$ million	$ million	$ million	$ million
At 31 December 2025
Non-derivative financial liabilities:
Bank overdrafts and loans	8	–	–	–	8
Corporate bond	90	426	1,682	773	2,971
Trade and other payables	1,253	–	2	–	1,255
Private placement notes	92	154	282	162	690
Acquisition consideration	7	–	165	–	172
Derivative financial liabilities:
Currency swaps – outflow	419	–	–	–	419
Currency swaps – inflow	(417)	–	–	–	(417)
Forward foreign exchange contracts – outflow[1]	401	279	91	–	771
Forward foreign exchange contracts – inflow[1]	(394)	(278)	(92)	–	(764)
	1,459	581	2,130	935	5,105
At 31 December 2024
Non-derivative financial liabilities:
Bank overdrafts and loans	2	–	–	–	2
Corporate bond	98	95	1,109	1,825	3,127
Trade and other payables	1,082	–	–	–	1,082
Private placement notes	19	92	335	263	709
Acquisition consideration	28	5	165	–	198
Derivative financial instruments:
Currency swaps – outflow	455	–	–	–	455
Currency swaps – inflow	(454)	–	–	–	(454)
Forward foreign exchange contracts – outflow[1]	2,415	–	–	–	2,415
Forward foreign exchange contracts – inflow[1]	(2,445)	–	–	–	(2,445)
	1,200	192	1,609	2,088	5,089

1 Refer to note 16.1 for details of foreign exchange risk management and the currencies being hedged.

The amounts in the tables above are undiscounted cash flows, which differ from the amounts included in the balance sheet where the underlying cash flows have been discounted.

15.4 Liquidity and capital resources

The Group’s policy is to ensure that it has sufficient funding and facilities to meet foreseeable borrowing requirements.

At 31 December 2025, the Group held $553m (2024: $617m, 2023: $300m) in cash and cash equivalents net of bank overdrafts. The Group had committed facilities available of $4.1bn (2024: $4.1bn) at 31 December 2025 of which $3.1bn (2024: $3.1bn) was drawn. The $1bn (2024: $1bn) undrawn amount relates to the RCF.

The Group has sufficient liquidity to support all known or expected business requirements for 2026 such as dividend payments, acquisitions and disposals of businesses, capital expenditure, working capital fluctuations and trading activity.